Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Nov. 06, 2018
Document Effective Date	Nov. 06, 2018
Prospectus Date	Oct. 31, 2018
Frontier MFG Global Plus Fund | Institutional Class
Prospectus:
Trading Symbol	FMGPX
Frontier MFG Global Plus Fund | Class Y
Prospectus:
Trading Symbol	FMGYX
Frontier MFG Global Plus Fund | Service Class
Prospectus:
Trading Symbol	FMPSX